Shareholder Report, Holdings (Details) - C000211567 [Member]	Mar. 31, 2026
Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Latam Airlines Group SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Bank Polska Kasa Opieki SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Banco de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Falabella SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.20%
CHILE
Holdings [Line Items]
Percent of Net Asset Value	17.80%
KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.30%
POLAND
Holdings [Line Items]
Percent of Net Asset Value	12.20%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.00%
MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.80%